Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net earnings (loss)	$ (83,400,000)	$ (87,747,000)	$ 145,252,000
Items not involving cash:
Depreciation	137,987,000	99,653,000	69,996,000
Share-based compensation (note 13)	3,278,000	2,670,000	2,184,000
Amortization of deferred charges (note 6)	5,788,000	3,306,000	2,042,000
Amounts reclassified from other comprehensive loss to interest expense	11,670,000	12,797,000	12,068,000
Unrealized change in fair value of financial instruments	156,671,000	127,374,000	(134,324,000)
Loss on vessels	16,237,000
Equity loss on investment (note 7)	1,180,000
Changes in assets and liabilities:
Prepaid expenses and accounts receivable	(4,962,000)	(4,142,000)	(7,227,000)
Other assets and deferred charges	(11,860,000)	(8,622,000)	(3,553,000)
Accounts payable and accrued liabilities	13,225,000	7,489,000	5,694,000
Deferred revenue	6,328,000	909,000	1,344,000
Other long-term liabilities (note 10)	(12,278,000)	(100,000)	1,100,000
Cash provided by operating activities	239,864,000	153,587,000	94,576,000
Financing activities:
Series B preferred shares redeemed, net of costs	(24,600,000)
Draws on credit facilities (note 9)	601,577,000	513,625,000	161,988,000
Other long-term liabilities (note 10)		21,250,000
Repayment of credit facilities	(2,619,000)
Repayment on other long-term liabilities	(19,061,000)
Financing fees (note 6)	(9,990,000)	(7,356,000)	(3,530,000)
Dividends on common shares	(34,375,000)	(22,958,000)	(44,841,000)
Dividends on Series B preferred shares	(972,000)	(777,000)
Dividends on Series C preferred shares	(22,206,000)
Cash provided by financing activities	832,293,000	529,680,000	312,059,000
Investing activities:
Expenditures for vessels	(621,947,000)	(715,640,000)	(408,557,000)
Restricted cash		(65,000,000)
Intangible assets	(1,342,000)	(1,808,000)	(963,000)
Investment in affiliate	(1,964,000)
Cash used in investing activities	(625,253,000)	(782,448,000)	(409,520,000)
Increase (decrease) in cash and cash equivalents	446,904,000	(99,181,000)	(2,885,000)
Cash and cash equivalents, beginning of year	34,219,000	133,400,000	136,285,000
Cash and cash equivalents, end of year	481,123,000	34,219,000	133,400,000
Series A Preferred Shares [Member]
Financing activities:
Preferred shares issued, net of share issue costs			198,442,000
Series B Preferred Shares [Member]
Financing activities:
Preferred shares issued, net of share issue costs		25,896,000
Series C Preferred Shares [Member]
Financing activities:
Preferred shares issued, net of share issue costs	$ 344,539,000